Note 14 - Share Capital	12 Months Ended
Oct. 31, 2024
Statement Line Items [Line Items]
Disclosure of classes of share capital [text block]
14.	Share capital:

a)	Authorized:

The Bank is authorized to issue an unlimited number of voting common shares with no par value.

The Bank is authorized to issue an unlimited number of Series 1 preferred shares with a par value of $10.00.

b)	Issued and outstanding:

(thousands of Canadian dollars)
	2024		2023
	Shares	Amount	Shares	Amount

Common shares:

Balance, beginning of the year	25,964,424	$214,824	27,245,782	$225,982
Options exercised during the year	38,153	786	40,000	280
Purchased and cancelled during the year	-	-	(1,321,358)	(11,438)

Outstanding, end of year	26,002,577	$215,610	25,964,424	$214,824

Series 1 preferred shares:
Balance, beginning of the year	1,461,460	$13,647	1,461,460	$13,647
Redemption of preferred shares	(1,461,460)	(13,647)	-	-

Outstanding, end of year	-	$-	1,461,460	$13,647

Total share capital		$215,610		$228,471

Common shares

On August 5, 2022, the Bank received approval from the Toronto Stock Exchange (“TSX”) to proceed with a Normal Course Issuer Bid (“NCIB”) for its common shares. On September 21, 2022, the Bank received approval from the Nasdaq to proceed with a NCIB for its common shares. Pursuant to the NCIB, VersaBank was authorized to purchase for cancellation up to 1,700,000 of its common shares representing approximately 9.54% of its public float.

The Bank was eligible to make purchases commencing on August 17, 2022 and the NCIB was terminated on August 16, 2023. The purchases were made by VersaBank through the facilities of the TSX and alternate trading systems and the Nasdaq in accordance with the rules of the TSX and such alternate trading systems and the Nasdaq, as applicable, and the prices that VersaBank paid for the Common Shares was at the market price of such shares at the time of acquisition. VersaBank made no purchases of Common Shares other than open market purchases. All shares purchased under the NCIB were cancelled.

For the year ended October 31, 2024, the Bank issued 38,153 Common Shares for $607,000 related to stock options that were exercised in the period. For the year ended October 31, 2023, the Bank purchased and cancelled 1,321,358 Common Shares for $13.3 million, reducing the Bank’s Common Share value by $11.4 million and retained earnings by $1.9 million. In the same period, the Bank issued 40,000 Common Shares for proceeds of $280,000 related to stock options there were exercised in the period.

For the year ended October 31, 2024, the Bank declared and paid dividends of $2.6 million or $0.10 per common share (2023 - $2.6 million or $0.10 per common share).

Series 1 Preferred shares

On October 31, 2024, the Bank redeemed all of its 1,461,460 outstanding Non-Cumulative Series 1 preferred shares (NVCC) using cash on hand. The amount paid on redemption for each share was $10.00, and in aggregate $14.6 million. Transaction costs, incurred at issuance in the amount of $965,000 were applied against retained earnings.

For the year ended October 31, 2024, the Bank declared and paid dividends of $988,000 or $0.68 per preferred share (2023 - $988,000 or $0.68 per preferred share).